Share-Based Compensation to Employees	12 Months Ended
Dec. 31, 2024
Share-Based Compensation to Employees [Abstract]
SHARE-BASED COMPENSATION TO EMPLOYEES

13. SHARE-BASED COMPENSATION TO EMPLOYEES

On June 26, 2024, as approved by the board resolution, the Company granted 231,909 ordinary shares to an employee as compensation expenses. The ordinary shares were fully vest upon grant.

On September 9, 2024, the Company issued 500,000 Class B Shares of the Company to Mr. Bing Zhang, the Company’s Chairman, Director, Chief Executive Officer and Chief Financial Officer (Note 14). The Company issued the Class B Ordinary shares at par, for an aggregate purchase price of US$500.

For the year ended December 31, 2023 and 2022, the Company did not grant ordinary shares to employees or non-employees.

For the year ended December 31, 2024, 2023 and 2022, the Company recognized share-based compensation expenses of $1,745, $nil and $2 in the account of “general and administrative expenses”. As of December 31, 2024, there are no unrecognized compensation expense.